Net finance costs	12 Months Ended
Dec. 31, 2020
Net Finance Costs [Abstract]
Net finance costs

4 Net finance costs

(a) Net finance costs/(income)

	2020 £m	2019 £m	2018 £m

Interest expense	1,605	1,676	1,592
Interest expense on lease liabilities	26	32	1

Facility fees	23	10	13

Interest and fair value related to early repurchase of bonds (note 4(b))	142	-	-

Interest related to adjusting tax payables (note 4(b))	11	80	41

Venezuela hyperinflation (note 4(b))	–	–	(45)

Fair value changes on derivative financial instruments and hedged items	(217)	367	(154)

Exchange differences	205	(479)	1

Finance costs	1,795	1,686	1,449

Interest under the effective interest method	(50)	(84)	(68)

Finance income	(50)	(84)	(68)

Net finance costs	1,745	1,602	1,381

The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 4(b). The derivatives that generate the fair value changes are explained in note 15.

Facility fees principally relate to the Group’s central banking facilities.

In October 2020, the Group completed a tender offer to repurchase sterling-equivalent £2,653 million of bonds, including £24 million of accrued interest. Following this, in November 2020, the Group also completed a ‘make-whole’ bond redemption exercise of sterling-equivalent £462 million of bonds, including £6 million of accrued interest. Further details on the tender offer and ‘make-whole’ redemption exercise are provided in note 22. Other costs directly associated with the early repurchase of bonds, including the premium paid, have been treated as adjusting items, as detailed in note 4(b).

(b) Adjusting items included in net finance costs

Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.

In 2020, the Group incurred additional interest costs of £157 million and fair value gains of £15 million in relation to the early repurchase of bonds.

In addition, the Group recognised interest on adjusting tax payables of £11 million (2019: £80 million; 2018: £41 million), which included interest of £21 million (2019: £28 million; 2018: £25 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO) (note 6(b)) and a net credit of £10 million (2019: charge of £50 million, 2018: charge of £12 million) in respect of the excise dispute (note 3(h)) and withholding tax in Russia.

In 2018, the Group recognised a monetary gain of £45 million related to the application of hyperinflationary accounting in Venezuela (note 3(h)).